Financial Instruments And Risk Management - Summary of Detailed Information About Significant Undiscounted Commitments (Detail) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	$ 97,664
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	15,069
1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	77,458
4 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	5,137
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	13,723
Trade And Other Payables | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	13,723
Trade And Other Payables | 1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables | 4 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Convertible debentures [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	80,021
Convertible debentures [member] | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Convertible debentures [member] | 1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	74,884
Convertible debentures [member] | 4 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	5,137
Convertible debentures [member] | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Lease Liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	3,920
Lease Liabilities | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	1,346
Lease Liabilities | 1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	2,574
Lease Liabilities | 4 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Lease Liabilities | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0